Income Taxes (Details Narrative)	3 Months Ended
Aug. 31, 2016 USD ($)
Income Tax Disclosure [Abstract]
Federal net operating losses carryforwards	$ 74,000
Operating loss expiration date description	expire from 2036
Percentage of ownership	50.00%